COMMITMENTS AND CONTINGENCIES (Details Narrative)		5 Months Ended	6 Months Ended	12 Months Ended
	Mar. 28, 2018 USD ($)	Sep. 30, 2017 USD ($)	Mar. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	May 12, 2017 USD ($) Number
Gain on settlement of liabilities			$ (1,228,805)	$ 1,228,805	$ 70,757
Security deposit		$ 12,243			$ 12,243
Amended Separation Agreement [Member] | Former Director [Member]
Proceeds from return of serverance paid	$ 34,865
Gain on settlement of liabilities				$ 215,090
Separation Agreement [Member] | Former Director [Member]
Severance payable						$ 250,000
Number of severance installment payments | Number						5
Term of serverance		5 years